Limited Term New York Municipal Fund

Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund

Oppenheimer Cash Reserves

Oppenheimer Commodity Strategy Total Return Fund

Oppenheimer Corporate Bond Fund

Oppenheimer Currency Opportunities Fund

Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund

Oppenheimer Emerging Markets Debt Fund
Oppenheimer Equity Fund, Inc.

Oppenheimer Equity Income Fund, Inc.
Oppenheimer Global Allocation Fund

Oppenheimer Global Fund
Oppenheimer Global Multi Strategies Fund

Oppenheimer Global Opportunities Fund
Oppenheimer Global Strategic Income Fund

Oppenheimer Global Value Fund

Oppenheimer Gold & Special Minerals Fund

Oppenheimer Institutional Money Market Fund

Oppenheimer International Bond Fund

Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund

Oppenheimer International Small Company Fund
Oppenheimer International Value Fund

Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited-Term Government Fund

Oppenheimer Limited Term Municipal Fund

Oppenheimer Main Street Fund®
Oppenheimer Main Street Select Fund®
Oppenheimer Main Street Small- & Mid-Cap Fund®

Oppenheimer Money Market Fund, Inc.

Oppenheimer Quest Opportunity Value Fund

Oppenheimer Real Estate Fund

Oppenheimer Rising Dividends Fund

Oppenheimer Rochester Arizona Municipal Fund

Oppenheimer Rochester Intermediate Term Municipal Fund

Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Short Term Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund

Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Short Duration Fund

Oppenheimer Small- & Mid-Cap Growth Fund

Oppenheimer Small- & Mid-Cap Value Fund

Oppenheimer Transition 2010 Fund
Oppenheimer Transition 2015 Fund
Oppenheimer Transition 2020 Fund
Oppenheimer Transition 2025 Fund
Oppenheimer Transition 2030 Fund
Oppenheimer Transition 2040 Fund
Oppenheimer Transition 2050 Fund
Oppenheimer U.S. Government Trust
Oppenheimer Value Fund

Oppenheimer Balanced Fund/VA

Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Core Bond Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer Global Strategic Income Fund/VA
Oppenheimer High Income Fund/VA

Oppenheimer International Growth Fund/VA

Oppenheimer Main Street Fund®/VA
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA
Oppenheimer Money Fund/VA
Oppenheimer Small- & Mid-Cap Growth/VA
Oppenheimer Value Fund/VA

Statement of Additional Information Supplement dated June 6, 2012

This supplement amends the Statement of Additional Information ("SAI") of each of the above referenced funds (each a "Fund") and is in addition to any other supplements.

The Statement of Additional Information is revised as follows:

The section titled "Pending Litigation" is replaced in its entirety with the following:

Pending Litigation. Since 2009, a number of lawsuits have been filed in federal and state courts against the Manager, the Distributor and certain Oppenheimer mutual funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the "Defendant Funds"). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal and state securities laws and state common law and allege, among other things, that the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions and that the respective Defendant Fund's investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys' fees and litigation expenses. On September 30, 2011, the U.S. District Court for the District of Colorado entered orders and final judgments approving stipulations and agreements of settlement in certain putative class action lawsuits involving two Defendant Funds, Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund. These settlements do not resolve any of the other outstanding lawsuits relating to other Defendant Funds.

On June 6, 2012, the SEC entered a settled order instituting administrative cease-and-desist proceedings against the Manager and the Distributor, resolving an investigation by the SEC Staff into the 2008 performance of Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund. In entering into the settlement, the Manager and the Distributor neither admitted nor denied the allegations set forth in the Order. As set forth in the Order, the SEC found that the disclosure documents for Oppenheimer Champion Income Fund did not adequately disclose certain of that fund's investment practices and that the Manager made misleading statements about the ability of Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund to recoup losses incurred as a result of unprecedented volatility in the credit markets. On the basis of those findings, the Manager and the Distributor were censured and ordered to cease and desist from violations of applicable laws and regulations. The Manager was also ordered to pay disgorgement, prejudgment interest and a civil money penalty.

Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the "Ponzi" scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC ("BLMIS"). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys' fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Mr. Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of certain putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered a final judgment and order of dismissal with prejudice approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court's order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court issued a ruling approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court's order approving the settlement. The aforementioned settlements do not resolve any of the other outstanding lawsuits relating to these matters.

On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited ("AAArdvark IV"), an entity advised by the Manager's affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited ("AAArdvark I"), an entity advised by the Manager's affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited ("AAArdvark XS"), an entity advised by the Manager's affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.

The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. The Defendant Funds' Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.

June 6, 2012                                                                                                                                                                      PX0000.049